Annual Fund Operating Expenses	Mar. 27, 2026
Thornburg American Opportunities Fund - ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Other Expenses (as a percentage of Assets):	0.14%	[2]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 27, 2027
Thornburg Focus Growth Fund - ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[4]
Other Expenses (as a percentage of Assets):	0.19%	[5]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.19%)	[6]
Net Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 27, 2027

[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.
[2]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual ETF Class expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.79%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 27, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Management fees have been restated to reflect contractual changes to the management fees paid by the Fund.
[5]	ETF Class shares of the Fund are new, so “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[6]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual ETF Class expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.79%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before March 27, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.